Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Ordinary Shares Perviously Reported Class A	Ordinary Shares Retroactive application of Business Combination Class A	Ordinary Shares Class A	Additional Paid- In Capital Perviously Reported	Additional Paid- In Capital Retroactive application of Business Combination	Additional Paid- In Capital	Accumulated Deficit Perviously Reported	Accumulated Deficit Retroactive application of Business Combination	Accumulated Deficit	Subscription Receivable Perviously Reported	Subscription Receivable Retroactive application of Business Combination	Subscription Receivable	Accumulated Other Comprehensive Income (Loss) Perviously Reported	Accumulated Other Comprehensive Income (Loss) Retroactive application of Business Combination	Accumulated Other Comprehensive Income (Loss)	Perviously Reported	Retroactive application of Business Combination	Total
Balance at Nov. 09, 2023
Balance (in Shares) at Nov. 09, 2023
Balance at Dec. 31, 2023		$ 899	$ 899		(899)	(899)	(334,678)		(334,678)							(334,678)		(334,678)
Balance (in Shares) at Dec. 31, 2023	100,000,000	(91,009,887)	8,990,123
Issuance of Class A ordinary shares			$ 899			(899)
Issuance of Class A ordinary shares (in Shares)			8,990,123
Net loss									(334,678)									(334,678)
Balance at Dec. 31, 2024		$ 978	$ 978	$ 3,717,940	$ (978)	3,716,962	$ (11,972,315)		(11,972,315)				$ (42,551)		(42,551)	$ (8,296,926)		(8,296,926)
Balance (in Shares) at Dec. 31, 2024	108,746,245	(98,969,824)	9,776,421
Issuance of Class A ordinary shares			$ 77			3,628,114												3,628,191
Issuance of Class A ordinary shares (in Shares)			772,305
Issuance of Class A ordinary shares for services			$ 2			89,747												89,749
Issuance of Class A ordinary shares for services (in Shares)			13,993
Currency translation adjustment															(42,551)			(42,551)
Net loss									(11,637,637)									(11,637,637)
Balance at Dec. 31, 2025			$ 3,468			16,034,831			(33,882,229)			(2,480,727)			163,519			(20,161,138)
Balance (in Shares) at Dec. 31, 2025			34,677,492
Issuance of Class A ordinary shares			$ 189			6,754,154						(2,480,727)						4,273,616
Issuance of Class A ordinary shares (in Shares)			1,903,848
Ordinary share purchase receivable						(576,000)												(576,000)
Conversion of convertible notes			$ 112			7,527,040												7,527,152
Conversion of convertible notes (in Shares)			1,114,074
Issuance of shares in business combination			$ 875			(4,001,448)												(4,000,573)
Issuance of shares in business combination (in Shares)			8,750,186
Conversion of preference shares			$ 1,219			(1,219)
Conversion of preference shares (in Shares)			12,185,000
Issuance of Class A ordinary shares for services			$ 95			1,700,769												1,700,864
Issuance of Class A ordinary shares for services (in Shares)			947,963
Issuance of equity treated warrants						799,888												799,888
Sale of shares held by subsidiary to a related party						114,685												114,685
Currency translation adjustment															206,070			206,070
Net loss									$ (21,909,914)									$ (21,909,914)